VOYAGEUR
                       90 SOUTH SEVENTH STREET, SUITE 4400
                          MINNEAPOLIS, MINNESOTA 55402


                                November 1, 1995




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

Re:      Voyageur Funds, Inc.
         File Nos. 33-1627 and 811-5267

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C promulgated by the Securities and Exchange Commission under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Company does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 17 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on October 31, 1995.


                              Very truly yours,



                              VOYAGEUR FUNDS, INC.


                              By/s/Thomas J. Abood
                                ------------------
                                Thomas J. Abood
                                Secretary